Performance Management - NICHOLAS PARTNERS SMALL CAP GROWTH FUND	Feb. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Retail Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Retail Shares is not presented. Retail Shares would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Retail Shares are higher than the expenses of Institutional Shares, in which case the returns for Retail Shares would be lower than those of Institutional Shares.

Updated performance information is available on the Fund’s website at www.nicfunds.com or by calling toll-free to 1-833-810-7345.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
42.03%	(22.84)%
6/30/2020	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.nicfunds.com
Performance Availability Phone [Text]	1-833-810-7345
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	42.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(22.84%)
Lowest Quarterly Return, Date	Jun. 30, 2022